ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
Balance, beginning of the year		¥ 5,969,648	¥ 5,041,727
Provision for doubtful accounts	$ 253,419	1,641,596	927,921	¥ 1,528,374
Balance, end of the year		¥ 7,611,244	¥ 5,969,648	¥ 5,041,727